ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Table 4: Details of Accounts Receivable, Net

	September 30, 2025	December 31, 2024
Accounts receivable	$3,432,039	$10,353,708
Allowance for credit losses	(334,985)	-
Accounts receivable, net	$3,097,054	$10,353,708

Accounts receivables consisted of the following As of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Gross accounts and other receivables	$10,353,708	$7,093,371
Less: Allowance for credit losses	-	-
	$10,353,708	$7,093,371